CASH AND BANKS (Details) € in Thousands, R$ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2024 ARS ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2023 ARS ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 ARS ($)
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 7,974,897				$ 10,940,003				$ 4,506,901
In Pesos
Disclosure of cash and cash equivalents [line items]
Cash and banks	$ 6,842,658				$ 3,906,087
In Dollars
Disclosure of cash and cash equivalents [line items]
Cash and banks		$ 1,121,174				$ 7,013,099
In Euros
Disclosure of cash and cash equivalents [line items]
Cash and banks | €			€ 11,005				€ 20,817
Reales
Disclosure of cash and cash equivalents [line items]
Cash and banks | R$				R$ 60				R$ 0